Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	ITEM 16K. CYBERSECURITY

We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, certain third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and employees’ information, or the Information Systems and Data.

Our CTO helps identify, assess and manage our cybersecurity threats and risks by monitoring and evaluating our threat environment using various methods including, for example by engaging third parties to conduct penetration tests on our behalf.

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Depending on the environment and system, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, incident response policy, business continuity plan, cyber-security insurance, firewalls in certain environments and systems, access controls, physical security and employee cyber-security trainings.

Our overall risk assessment and management processes covers material risks from cybersecurity threats. Our CTO works with relevant management members to prioritize and mitigate cybersecurity threats that are more likely to lead to a material impact to our business.

We use third-party service providers to assist us from time to time to identify, assess, and manage material risks from cybersecurity threats, including for example professional services firms, including legal counsel, cybersecurity and cloud consultants, and a penetration testing firm.

We use third-party service providers to perform a variety of functions throughout our business, including in connection with our data management, research and development information, financial information management, payments and others. We rely on the different security levels of these third-parties.

For a description of the risks from cybersecurity threats that may materially affect us and how they may do so, see our risk factors under “Part 1. Item 3 Key information - D. Risk Factors” in this Annual Report, including the applicable risk factors under “Risk Factors - Risks Related to Intellectual Property, Information Technology, Data Privacy and Cybersecurity.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our CTO helps identify, assess and manage our cybersecurity threats and risks by monitoring and evaluating our threat environment using various methods including, for example by engaging third parties to conduct penetration tests on our behalf.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Our board of directors addresses our cybersecurity risk management as part of its general oversight function through its audit committee.

Our cybersecurity risk assessment and management processes are under the responsibility of our CTO.

Our CTO is responsible for hiring appropriate personnel and / or using third -party service providers, helping to integrate cybersecurity risk considerations into our overall risk management strategy, communicating key priorities to relevant personnel, helping prepare for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports.

The board of directors will receive periodic reports from our CTO concerning our significant cybersecurity threats and risk and the processes we have implemented to address them. The board of directors will also receive various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors addresses our cybersecurity risk management as part of its general oversight function through its audit committee.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our CTO is responsible for hiring appropriate personnel and / or using third -party service providers, helping to integrate cybersecurity risk considerations into our overall risk management strategy, communicating key priorities to relevant personnel, helping prepare for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The board of directors will receive periodic reports from our CTO concerning our significant cybersecurity threats and risk and the processes we have implemented to address them. The board of directors will also receive various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true